Employee benefits - Expenses recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Interest expense (income)	$ (967)	$ (2,013)	$ (2,429)
Cost of revenues	666,501	533,916	554,690
Research and development	122,265	114,859	123,037
Sales and marketing	16,675	17,628	20,380
Defined Benefit Plan [Member]
IFRS Statement [Line Items]
Current service costs	6	26	20
Interest expense (income)	(4)	(19)	19
Total	2	7	39
Cost of revenues	6	6	14
Research and development	(5)	1	18
General and administrative	1		4
Sales and marketing			3
Total Expenses	$ 2	$ 7	$ 39